Cash and Investments - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Investments
Derivative obligations	$ (76,913.6)	$ (68,428.1)
Percentage of assets	100.00%	100.00%
Investment in associates	$ 11,057.7	$ 8,144.8
Restricted cash and cash equivalents	$ 644.6	$ 1,400.1
Quoted prices (Level 1)
Cash and Investments
Percentage of assets	21.90%	20.10%
Significant other observable inputs (Level 2)
Cash and Investments
Percentage of assets	59.70%	62.80%
Significant unobservable inputs (Level 3)
Cash and Investments
Financial assets	$ 11,984.0	$ 10,059.0	$ 11,460.0
Percentage of assets	18.40%	17.10%
Investments in first mortgage loans secured by real estate	$ 5,402.5	$ 4,777.8
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Financial assets	7,050.4
Significant unobservable inputs (Level 3) | Common stocks
Cash and Investments
Financial assets	1,034.3	992.7	957.5
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Financial assets	734.8
Significant unobservable inputs (Level 3) | Derivatives
Cash and Investments
Financial assets	51.2	86.4	(84.5)
Significant unobservable inputs (Level 3) | Other invested assets
Cash and Investments
Financial assets	734.8	621.7	$ 577.0
Recurring
Cash and Investments
Investment in associates	14,233.1	10,743.8
Recurring | Holding company
Cash and Investments
Financial assets	64,882.2	58,860.6
Recurring | Derivative obligations
Cash and Investments
Derivative obligations	(786.9)	(356.9)
Recurring | Cash and cash equivalents
Cash and Investments
Financial assets	6,782.9	7,512.6
Recurring | Short term investments
Cash and Investments
Financial assets	2,435.0	1,010.0
Recurring | Short term investments, Canadian government and provincials
Cash and Investments
Financial assets	1,542.8	98.5
Recurring | Short term investments, U.S. treasury
Cash and Investments
Financial assets	107.2	217.8
Recurring | Short term investments, Other government
Cash and Investments
Financial assets	376.1	226.7
Recurring | Short term investments, Corporate and other
Cash and Investments
Financial assets	408.9	467.0
Recurring | Bonds
Cash and Investments
Financial assets	40,758.7	38,235.5
Recurring | Bonds, Canadian government and provincials
Cash and Investments
Financial assets	2,609.8	2,741.0
Recurring | Bonds, U.S. treasury
Cash and Investments
Financial assets	20,081.9	15,863.9
Recurring | Bonds, U.S. states and municipalities
Cash and Investments
Financial assets	163.1	179.6
Recurring | Bonds, Other government
Cash and Investments
Financial assets	6,081.5	6,133.3
Recurring | Bonds, Corporate and other
Cash and Investments
Financial assets	11,822.4	13,317.7
Recurring | Preferred stocks
Cash and Investments
Financial assets	2,320.1	2,385.2
Recurring | Preferred stocks, Canadian
Cash and Investments
Financial assets	30.8	35.5
Recurring | Preferred stocks, U.S.
Cash and Investments
Financial assets	444.9	398.9
Recurring | Preferred stocks, Other
Cash and Investments
Financial assets	1,844.4	1,950.8
Recurring | Common stocks
Cash and Investments
Financial assets	9,790.5	7,877.7
Recurring | Common stocks, Canadian
Cash and Investments
Financial assets	2,084.7	1,772.3
Recurring | Common stocks, U.S.
Cash and Investments
Financial assets	3,020.4	2,332.7
Recurring | Common stocks, Other
Cash and Investments
Financial assets	4,685.4	3,772.7
Recurring | Derivatives and other invested assets
Cash and Investments
Financial assets	3,581.9	2,196.5
Recurring | Derivatives
Cash and Investments
Financial assets	2,847.1	1,574.8
Recurring | Other invested assets
Cash and Investments
Financial assets	734.8	621.7
Recurring | Quoted prices (Level 1)
Cash and Investments
Investment in associates	6,217.6	4,420.5
Recurring | Quoted prices (Level 1) | Holding company
Cash and Investments
Financial assets	14,177.0	11,837.1
Recurring | Quoted prices (Level 1) | Cash and cash equivalents
Cash and Investments
Financial assets	6,782.9	7,512.6
Recurring | Quoted prices (Level 1) | Short term investments
Cash and Investments
Financial assets	1,743.6	372.0
Recurring | Quoted prices (Level 1) | Short term investments, Canadian government and provincials
Cash and Investments
Financial assets	1,542.8	98.5
Recurring | Quoted prices (Level 1) | Short term investments, U.S. treasury
Cash and Investments
Financial assets	107.2	217.8
Recurring | Quoted prices (Level 1) | Short term investments, Other government
Cash and Investments
Financial assets	93.6	55.7
Recurring | Quoted prices (Level 1) | Preferred stocks
Cash and Investments
Financial assets	34.9	28.6
Recurring | Quoted prices (Level 1) | Preferred stocks, Canadian
Cash and Investments
Financial assets	18.7	16.3
Recurring | Quoted prices (Level 1) | Preferred stocks, Other
Cash and Investments
Financial assets	16.2	12.3
Recurring | Quoted prices (Level 1) | Common stocks
Cash and Investments
Financial assets	5,615.6	3,923.9
Recurring | Quoted prices (Level 1) | Common stocks, Canadian
Cash and Investments
Financial assets	1,737.7	1,264.5
Recurring | Quoted prices (Level 1) | Common stocks, U.S.
Cash and Investments
Financial assets	1,341.0	902.4
Recurring | Quoted prices (Level 1) | Common stocks, Other
Cash and Investments
Financial assets	2,536.9	1,757.0
Recurring | Significant other observable inputs (Level 2)
Cash and Investments
Investment in associates	735.8	679.5
Recurring | Significant other observable inputs (Level 2) | Holding company
Cash and Investments
Financial assets	38,721.2	36,964.5
Recurring | Significant other observable inputs (Level 2) | Derivative obligations
Cash and Investments
Derivative obligations	(331.4)	(222.7)
Recurring | Significant other observable inputs (Level 2) | Short term investments
Cash and Investments
Financial assets	691.4	638.0
Recurring | Significant other observable inputs (Level 2) | Short term investments, Other government
Cash and Investments
Financial assets	282.5	171.0
Recurring | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Cash and Investments
Financial assets	408.9	467.0
Recurring | Significant other observable inputs (Level 2) | Bonds
Cash and Investments
Financial assets	33,708.3	32,472.9
Recurring | Significant other observable inputs (Level 2) | Bonds, Canadian government and provincials
Cash and Investments
Financial assets	2,609.8	2,741.0
Recurring | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Cash and Investments
Financial assets	20,081.9	15,863.9
Recurring | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Cash and Investments
Financial assets	163.1	179.6
Recurring | Significant other observable inputs (Level 2) | Bonds, Other government
Cash and Investments
Financial assets	6,027.5	6,087.4
Recurring | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Cash and Investments
Financial assets	4,826.0	7,601.0
Recurring | Significant other observable inputs (Level 2) | Preferred stocks
Cash and Investments
Financial assets	1,527.0	1,936.7
Recurring | Significant other observable inputs (Level 2) | Preferred stocks, Other
Cash and Investments
Financial assets	1,527.0	1,936.7
Recurring | Significant other observable inputs (Level 2) | Common stocks
Cash and Investments
Financial assets	785.5	785.4
Recurring | Significant other observable inputs (Level 2) | Common stocks, Canadian
Cash and Investments
Financial assets	101.3	175.4
Recurring | Significant other observable inputs (Level 2) | Common stocks, U.S.
Cash and Investments
Financial assets	39.4	34.3
Recurring | Significant other observable inputs (Level 2) | Common stocks, Other
Cash and Investments
Financial assets	644.8	575.7
Recurring | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Cash and Investments
Financial assets	2,340.4	1,354.2
Recurring | Significant other observable inputs (Level 2) | Derivatives
Cash and Investments
Financial assets	2,340.4	1,354.2
Recurring | Significant unobservable inputs (Level 3)
Cash and Investments
Investment in associates	7,279.7	5,643.8
Recurring | Significant unobservable inputs (Level 3) | Holding company
Cash and Investments
Financial assets	11,984.0	10,059.0
Recurring | Significant unobservable inputs (Level 3) | Derivative obligations
Cash and Investments
Derivative obligations	(455.5)	(134.2)
Recurring | Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Financial assets	7,050.4	5,762.6
Recurring | Significant unobservable inputs (Level 3) | Bonds, Other government
Cash and Investments
Financial assets	54.0	45.9
Recurring | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Cash and Investments
Financial assets	6,996.4	5,716.7
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks
Cash and Investments
Financial assets	758.2	419.9
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Cash and Investments
Financial assets	12.1	19.2
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Cash and Investments
Financial assets	444.9	398.9
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Cash and Investments
Financial assets	301.2	1.8
Recurring | Significant unobservable inputs (Level 3) | Common stocks
Cash and Investments
Financial assets	3,389.4	3,168.4
Recurring | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Cash and Investments
Financial assets	245.7	332.4
Recurring | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Cash and Investments
Financial assets	1,640.0	1,396.0
Recurring | Significant unobservable inputs (Level 3) | Common stocks, Other
Cash and Investments
Financial assets	1,503.7	1,440.0
Recurring | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Financial assets	1,241.5	842.3
Recurring | Significant unobservable inputs (Level 3) | Derivatives
Cash and Investments
Financial assets	506.7	220.6
Recurring | Significant unobservable inputs (Level 3) | Other invested assets
Cash and Investments
Financial assets	$ 734.8	$ 621.7
Digit
Cash and Investments
Ownership percentage	49.00%	49.00%
Blizzard Vacatia
Cash and Investments
Restricted cash held for purchase of associate		$ 835.0